Investment Portfolioas of July 31, 2022 (Unaudited)
DWS Global Small Cap Fund
	Shares	Value ($)

Common Stocks 97.3%
Australia 2.0%
Charter Hall Long Wale REIT (REIT)	153,241	488,784
Liontown Resources Ltd.* (a)	644,170	602,559
Nickel Industries Ltd.	636,779	487,713
Orora Ltd.	652,166	1,626,070
(Cost $3,756,073)		3,205,126
Austria 0.9%
Wienerberger AG (Cost $1,609,666)	61,629	1,418,410
Belgium 0.8%
Euronav NV (Cost $831,957)	98,523	1,340,142
Canada 1.9%
ElectraMeccanica Vehicles Corp.* (a)	273,447	401,967
Linamar Corp.	37,963	1,730,725
Quebecor, Inc. "B"	42,102	935,381
(Cost $3,151,882)		3,068,073
Denmark 0.4%
Netcompany Group A/S 144A* (Cost $1,440,062)	12,138	678,125
France 2.6%
Alten SA	13,943	1,889,929
Maisons du Monde SA 144A	27,424	293,384
Rubis SCA	21,090	515,065
Television Francaise 1	78,731	542,472
Vallourec SA*	116,860	1,101,129
(Cost $5,425,474)		4,341,979
Germany 3.6%
AIXTRON SE	82,504	2,141,090
Deutz AG	299,380	1,255,211
PATRIZIA AG	109,597	1,419,061
United Internet AG (Registered)	44,579	1,174,864
(Cost $5,444,252)		5,990,226
India 0.7%
WNS Holdings Ltd. (ADR)* (Cost $365,787)	13,991	1,213,160
Ireland 0.8%
Dalata Hotel Group PLC* (Cost $1,843,675)	343,977	1,266,021
Italy 2.3%
Buzzi Unicem SpA	136,779	2,497,281
Moncler SpA	26,722	1,336,357
(Cost $3,789,655)		3,833,638

Japan 5.6%
BML, Inc.	21,900	647,581
Furuya Metal Co., Ltd. (a)	17,000	1,127,207
Kusuri no Aoki Holdings Co., Ltd.	32,160	1,339,613
Nippon Paper Industries Co., Ltd.	89,800	650,570
Optorun Co., Ltd.	60,000	851,987
Sawai Group Holdings Co., Ltd.	21,100	683,390
Topcon Corp.	61,300	867,746
Toyo Kanetsu KK	24,900	519,173
UT Group Co., Ltd.	82,770	1,616,430
Zenkoku Hosho Co., Ltd.	26,100	886,137
(Cost $7,467,559)		9,189,834
Korea 2.1%
Advanced Nano Products Co., Ltd.	8,923	577,281
Hanmi Semiconductor Co., Ltd.	137,188	1,441,999
Seah Besteel Holdings Corp.	117,448	1,415,698
(Cost $4,430,829)		3,434,978
Netherlands 0.9%
Boskalis Westminster (Cost $1,427,280)	45,047	1,477,433
Portugal 0.4%
REN - Redes Energeticas Nacionais SGPS SA (Cost $692,751)	244,473	691,485
Puerto Rico 0.8%
Popular, Inc. (Cost $1,225,067)	16,283	1,264,700
Singapore 0.6%
BW LPG, Ltd. 144A (Cost $757,451)	123,502	1,021,683
Spain 1.9%
Applus Services SA	96,802	705,464
Fluidra SA	90,031	1,682,743
Talgo SA 144A	231,393	689,994
(Cost $3,611,625)		3,078,201
Sweden 1.4%
Dometic Group AB 144A	59,888	406,356
Fingerprint Cards AB "B"* (a)	361,236	321,038
MIPS AB	8,042	429,645
Ratos AB "B"	243,018	1,219,089
(Cost $3,524,113)		2,376,128
Switzerland 1.8%
Julius Baer Group Ltd.	26,806	1,385,688
Siegfried Holding AG (Registered)	2,231	1,651,168
(Cost $3,556,884)		3,036,856
United Kingdom 8.7%
B&M European Value Retail SA	270,717	1,399,198
Clarkson PLC	20,800	868,312
Computacenter PLC	43,948	1,400,091
Domino's Pizza Group PLC	198,339	689,952
Drax Group PLC	202,959	1,947,086

Dunelm Group PLC	39,688	409,510
Genus PLC	12,128	418,744
Greggs PLC	26,994	673,702
Micro Focus International PLC	249,068	866,267
RS GROUP PLC	238,444	3,005,582
Saga PLC*	290,178	557,458
Softcat PLC	61,041	1,045,713
TechnipFMC PLC* (b)	137,232	1,110,207
(Cost $12,773,739)		14,391,822
United States 57.1%
Advanced Drainage Systems, Inc.	9,569	1,134,883
Affiliated Managers Group, Inc.	11,752	1,485,218
Alcoa Corp.	37,782	1,922,726
Americold Realty Trust, Inc. (REIT)	55,686	1,823,716
Amneal Pharmaceuticals, Inc.*	175,157	620,056
Anika Therapeutics, Inc.*	19,233	449,283
ArcBest Corp.	9,078	804,311
Armada Hoffler Properties, Inc. (REIT)	42,191	598,268
Avis Budget Group, Inc.*	9,951	1,811,380
Benchmark Electronics, Inc.	57,293	1,465,555
Benefitfocus, Inc.*	76,922	651,529
Builders FirstSource, Inc.*	49,465	3,363,620
Casey's General Stores, Inc.	15,355	3,111,691
Chord Energy Corp.	5,914	758,377
Cleveland-Cliffs, Inc.*	22,760	403,080
CNX Resources Corp.*	65,574	1,132,463
comScore, Inc.*	288,023	578,926
Crescent Energy Co. "A" (a)	67,456	984,858
Delek U.S. Holdings, Inc.	67,362	1,795,871
Ducommun, Inc.*	38,961	1,844,414
Easterly Government Properties, Inc. (REIT)	48,992	993,068
Eastern Bankshares, Inc.	85,027	1,734,551
EastGroup Properties, Inc. (REIT)	11,396	1,943,474
Envestnet, Inc.*	25,590	1,491,129
Essential Properties Realty Trust, Inc. (REIT)	19,555	471,667
First Financial Bankshares, Inc.	9,796	432,787
Five9, Inc.*	11,331	1,225,108
Four Corners Property Trust, Inc. (REIT)	75,838	2,216,745
Fox Factory Holding Corp.*	5,289	500,657
Fulgent Genetics, Inc.*	8,448	504,768
Hersha Hospitality Trust (REIT)*	49,049	494,414
Hillenbrand, Inc.	39,165	1,809,423
Hudson Pacific Properties, Inc. (REIT)	22,296	335,332
Intercept Pharmaceuticals, Inc.* (a)	36,733	468,713
iStar, Inc. (REIT)	29,602	494,649
Jack in the Box, Inc.	17,456	1,206,908
Jefferies Financial Group, Inc.	93,133	3,033,342
Kronos Bio, Inc.*	73,012	306,650
Latham Group, Inc.*	56,238	308,747
Lazard Ltd. "A"	28,602	1,077,437
Lumentum Holdings, Inc.*	23,292	2,106,994
Madison Square Garden Sports Corp.*	11,095	1,706,189
ModivCare, Inc.*	15,928	1,589,687
Molina Healthcare, Inc.*	11,133	3,648,507
Multiplan Corp.*	165,574	837,804
National Storage Affiliates Trust (REIT)	18,159	995,840
New Jersey Resources Corp.	23,014	1,063,017

Option Care Health, Inc.*	65,376	2,196,625
Outset Medical, Inc.*	16,622	256,810
Pacira BioSciences, Inc.*	40,184	2,272,807
Physicians Realty Trust (REIT)	105,162	1,868,729
Precision BioSciences, Inc.*	85,772	126,085
Redwood Trust, Inc. (REIT)	80,758	699,364
RPT Realty (REIT)	39,368	427,930
Rush Enterprises, Inc. "A"	60,403	2,910,821
Sana Biotechnology, Inc.* (a)	189,495	1,265,827
Selecta Biosciences, Inc.*	400,763	637,213
Senseonics Holdings, Inc.* (a)	193,896	250,126
SJW Group	19,175	1,259,030
SkyWest, Inc.*	25,721	621,162
South State Corp.	35,164	2,980,852
SpartanNash Co.	23,375	754,779
Spectrum Brands Holdings, Inc.	13,630	947,830
Synovus Financial Corp.	69,646	2,812,305
Tandem Diabetes Care, Inc.*	8,836	585,032
Thermon Group Holdings, Inc.*	106,986	1,665,772
TopBuild Corp.*	15,122	3,201,630
Varonis Systems, Inc.*	11,803	300,150
Vista Outdoor, Inc.*	18,339	552,004
WEX, Inc.*	6,242	1,037,483
Xperi Holding Corp.	43,900	735,764
YETI Holdings, Inc.*	40,276	2,044,812
Zions Bancorp. NA	34,197	1,865,446
(Cost $69,243,262)		94,014,220
Total Common Stocks (Cost $136,369,043)		160,332,240

Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.55% (c) (d) (Cost $4,757,999)	4,757,999	4,757,999

Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 1.62% (c) (Cost $4,342,659)	4,342,659	4,342,659

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $145,469,701)	102.8	169,432,898
Other Assets and Liabilities, Net	(2.8)	(4,623,981)
Net Assets	100.0	164,808,917
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2022	Value ($) at 7/31/2022
Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.55% (c) (d)
10,486,056	—	5,728,057 (e)	—	—	54,149	—	4,757,999	4,757,999
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 1.62% (c)
3,589,538	29,152,009	28,398,888	—	—	7,249	—	4,342,659	4,342,659
14,075,594	29,152,009	34,126,945	—	—	61,398	—	9,100,658	9,100,658

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2022 amounted to $5,171,091, which is 3.1% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $718,477.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At July 31, 2022 the DWS Global Small Cap Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Industrials	27,266,955	17%
Information Technology	22,858,064	14%
Financials	21,434,374	13%
Health Care	19,416,876	12%
Consumer Discretionary	16,851,575	11%
Real Estate	14,571,677	9%
Materials	11,601,388	7%
Energy	9,763,903	6%
Consumer Staples	6,153,913	4%
Utilities	5,475,683	4%
Communication Services	4,937,832	3%
Total	160,332,240	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,205,126	$—	$3,205,126
Austria	—	1,418,410	—	1,418,410
Belgium	—	1,340,142	—	1,340,142
Canada	3,068,073	—	—	3,068,073
Denmark	—	678,125	—	678,125
France	—	4,341,979	—	4,341,979
Germany	—	5,990,226	—	5,990,226
India	1,213,160	—	—	1,213,160
Ireland	—	1,266,021	—	1,266,021
Italy	—	3,833,638	—	3,833,638
Japan	—	9,189,834	—	9,189,834
Korea	—	3,434,978	—	3,434,978
Netherlands	—	1,477,433	—	1,477,433
Portugal	—	691,485	—	691,485
Puerto Rico	1,264,700	—	—	1,264,700
Singapore	—	1,021,683	—	1,021,683
Spain	—	3,078,201	—	3,078,201
Sweden	—	2,376,128	—	2,376,128
Switzerland	—	3,036,856	—	3,036,856
United Kingdom	1,110,207	13,281,615	—	14,391,822
United States	94,014,220	—	—	94,014,220
Short-Term Investments (a)	9,100,658	—	—	9,100,658
Total	$109,771,018	$59,661,880	$—	$169,432,898

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGSCF-PH3
R-080548-1 (1/23)